Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes And Tax Related [Line Items]
Net deferred tax liability	$ 7,524,000	$ 9,027,000
Net deferred tax liability, current	0	36,000
Amount of net operating loss carryforwards to be recorded in additional paid in capital when realized	$ 11,500,000	11,500,000
Research and development credits expiration beginning year	2030
Valuation allowance	$ 234,771,000	139,585,000
Income tax returns year under examination	The Company's income tax returns for the tax years 2012 through 2015, remain subject to examination by the Internal Revenue Service and state authorities.
Canada [Member]
Income Taxes And Tax Related [Line Items]
Net operating loss carryforward expiration beginning year	2029
United States [Member]
Income Taxes And Tax Related [Line Items]
Net operating loss carryforward expiration beginning year	2026
Research and development credits	$ 41,000	$ 41,000
State [Member]
Income Taxes And Tax Related [Line Items]
Net operating loss carryforward expiration beginning year	2026